John Hancock Diversified Real Assets Fund Average Annual Total Returns - Class NAV [Member]		12 Months Ended		60 Months Ended	82 Months Ended	120 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.67%	18.65%	11.17%	10.16%	9.95%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent		3.47%		6.37%	5.80%
Performance Inception Date	Feb. 26, 2018
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.48%		4.94%	4.34%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.56%		4.45%	3.96%